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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-8291

                            ISI STRATEGY FUND, INC.
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                          R. Alan Medaugh, President
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                      Date of fiscal year end: October 31

             Date of reporting period: May 1, 2007 - July 31, 2007

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Item 1. Schedule of Investments.

ISI Strategy Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)                               JULY 31, 2007

                                                                     MARKET
SECURITY                                                   SHARES     VALUE
--------                                                   ------ -------------
COMMON STOCK - 84.27%
BASIC MATERIALS - 6.77%
AK Steel Holding Corp. (a)                                 30,448  $1,217,007
Ashland, Inc.                                              10,000     610,600
Dow Chemical Co.                                           10,200     443,496
FMC Corp.                                                   2,100     187,173
International Flavors & Fragrances, Inc.                   11,500     576,265
OfficeMax, Inc.                                             4,986     163,940
Owens-Illinois, Inc. (a)                                    9,500     379,810
Timken Co.                                                 16,000     534,400
Tronox, Inc. - Class A                                      1,868      22,211
UAP Holding Corp.                                          12,000     326,040
Weyerhaeuser Co.                                           10,350     737,334
                                                                   ----------
                                                                    5,198,276
                                                                   ----------
BIOTECHNOLOGY - 1.61%
Amgen, Inc. (a)                                             7,300     392,302
Biogen Idec, Inc. (a)                                       1,000      56,540
Genentech, Inc. (a)                                         6,324     470,379
Genzyme Corp. (a)                                           5,000     315,350
                                                                   ----------
                                                                    1,234,571
                                                                   ----------
BUSINESS SERVICES - 2.32%
Checkfree Corp. (a)                                         1,800      66,312
Computer Sciences Corp. (a)                                15,000     835,200
Expedia, Inc. (a)                                           2,543      67,669
Fidelity National Information Services, Inc.                  279      13,847
Heartland Payment Systems, Inc.                             8,000     248,240
Interpublic Group of Cos., Inc. (a)                         1,900      19,931
Laidlaw International, Inc.                                 5,000     170,000
Landauer, Inc.                                                700      33,320
Regis Corp.                                                 4,211     146,795
Rent-A-Center, Inc. (a)                                     4,460      86,569
RH Donnelley Corp. (a)                                      1,400      87,542
Weight Watchers International, Inc.                           160       7,763
                                                                   ----------
                                                                    1,783,188
                                                                   ----------
CAPITAL GOODS - 9.67%
3M Co.                                                      2,400     213,408
AGCO Corp. (a)                                              5,800     222,894
Alcoa, Inc.                                                   606      23,149
American Standard Cos., Inc.                                1,949     105,343
Boeing Co.                                                  7,730     799,514
Briggs & Stratton Corp.                                    27,000     765,720
Caterpillar, Inc.                                           3,220     253,736
CTS Corp.                                                   4,396      56,005
EDO Corp.                                                  17,000     561,850
General Electric Co.                                       25,234     978,070
Goodrich Corp.                                              1,100      69,201
Griffon Corp. (a)                                           1,500      26,355
Honeywell International, Inc.                               3,500     201,285
IKON Office Solutions, Inc.                                 3,000      41,580
Illinois Tool Works, Inc.                                   4,438     244,312
Ingersoll-Rand Co., Ltd. - Class A                          2,900     145,928
Manitowoc Co., Inc.                                         7,000     543,690
Northrop Grumman Corp.                                     10,000     761,000
PerkinElmer, Inc.                                           1,000      27,830
Raytheon Co.                                                  200      11,072
Rockwell Automation, Inc.                                   3,439     240,696
Textron, Inc.                                               4,800     541,872

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                                                                       MARKET
SECURITY                                                       SHARES  VALUE
--------                                                       ------ ---------
TRW Automotive Holdings Corp. (a)                               8,000   262,960
United Stationers, Inc. (a)                                       600    38,244
United Technologies Corp.                                       3,000   218,910
URS Corp. (a)                                                   1,430    70,442
                                                                      ---------
                                                                      7,425,066
                                                                      ---------
CONSUMER CYCLICALS - 1.05%
Genuine Parts Co.                                               1,450    68,991
Johnson Controls, Inc.                                          3,120   353,028
Liz Claiborne, Inc.                                             1,600    56,224
McGraw-Hill Cos, Inc.                                             600    36,300
Navistar International Corp. (a)                                  900    56,813
News Corp. - Class A                                              604    12,756
Tenneco, Inc. (a)                                               3,000   105,900
WESCO International, Inc. (a)                                   1,093    58,530
Whirlpool Corp.                                                   600    61,266
                                                                      ---------
                                                                        809,808
                                                                      ---------
CONSUMER STAPLES - 6.55%
Altria Group, Inc.                                              2,171   144,306
AmerisourceBergen Corp.                                        10,000   471,100
Archer-Daniels-Midland Co.                                      5,480   184,128
Blyth, Inc.                                                     1,000    22,320
Bunge Ltd.                                                      4,276   387,448
Cablevision Systems Corp. (a)                                   7,000   249,130
DreamWorks Animation SKG, Inc. - Class A (a)                    3,439   106,609
FTI Consulting, Inc. (a)                                        1,000    41,030
Hewitt Associates, Inc. - Class A (a)                           2,940    87,965
Idearc, Inc.                                                      294    10,205
Jarden Corp. (a)                                                  962    34,757
Kroger Co.                                                      7,000   181,720
Liberty Media Holding Corp. - Class A (a)                         379    43,377
McDonald's Corp.                                               10,000   478,700
McKesson Corp.                                                  4,700   271,472
New York Times Co. - Class A                                   10,000   228,600
PepsiCo, Inc.                                                   1,284    84,256
Pilgrim's Pride Corp.                                           9,119   307,128
Procter & Gamble Co.                                           10,644   658,438
Revlon, Inc. - Class A (a)                                     30,000    32,400
Sara Lee Corp.                                                    300     4,755
Smithfield Foods, Inc. (a)                                      2,373    73,705
Time Warner, Inc.                                              38,844   748,135
Universal Corp./Richmond VA                                     3,280   181,089
Williams Scotsman International, Inc. (a)                          39     1,059
                                                                      ---------
                                                                      5,033,832
                                                                      ---------
ENERGY - 7.90%
Charter Communications, Inc. - Class A (a)                     19,000    77,140
Chevron Corp.                                                   9,328   795,305
ConocoPhillips                                                  8,650   699,266
El Paso Corp.                                                  16,000   266,400
Exxon Mobil Corp.                                              21,424 1,823,825
GlobalSantaFe Corp.                                            10,000   717,100
Hess Corp.                                                      3,439   210,467
Marathon Oil Corp.                                              9,000   496,800
Mariner Energy, Inc. (a)                                           94     1,986
Universal Compression Holdings, Inc. (a)                        1,000    73,040
Williams Cos., Inc.                                            28,100   906,225
                                                                      ---------
                                                                      6,067,554
                                                                      ---------
FINANCE - 14.63%
American International Group, Inc.                             10,500   673,890
AON Corp.                                                      17,000   680,680
Bank of America Corp.                                           4,722   223,917
Bank of New York Mellon Corp.                                     842    35,827
Bear Stearns Cos., Inc.                                           220    26,668
BlackRock, Inc./New York                                        2,240   357,280
Boston Properties, Inc.                                         5,100   481,899

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                                                                       MARKET
SECURITY                                                      SHARES   VALUE
--------                                                      ------ ----------
Charles Schwab Corp.                                          14,100    283,833
Citigroup, Inc.                                               12,702    591,532
CME Group, Inc.                                                  800    442,000
Comerica, Inc.                                                   250     13,165
Commerce Bancorp, Inc./NJ                                      4,540    151,863
Discover Financial Services (a)                                1,240     28,582
E*Trade Financial Corp. (a)                                   10,600    196,312
Equity Residential                                               200      7,962
eSpeed, Inc. - Class A (a)                                     1,544     12,506
Fannie Mae                                                     2,652    158,696
Fidelity National Financial, Inc. - Class A                      635     13,265
First American Corp.                                           2,500    115,725
Goldman Sachs Group, Inc.                                      5,000    941,700
Health Care Property Investors, Inc.                             200      5,448
Host Hotels & Resorts, Inc.                                    5,200    109,824
JPMorgan Chase & Co.                                           3,580    157,556
Lehman Brothers Holdings, Inc.                                10,800    669,600
Loews Corp.                                                   13,000    616,200
Marsh & McLennan Cos., Inc.                                   26,363    726,301
Merrill Lynch & Co., Inc.                                      6,120    454,104
MetLife, Inc.                                                 10,000    602,200
Moody's Corp.                                                  6,974    375,201
Morgan Stanley                                                 2,481    158,462
Old Republic International Corp.                                 187      3,430
PMI Group, Inc.                                                1,200     40,884
Prologis                                                       5,000    284,500
Public Storage, Inc.                                             186     13,037
Radian Group, Inc.                                               200      6,742
Regions Financial Corp.                                          546     16,418
State Street Corp.                                               300     20,109
Torchmark Corp.                                                  200     12,308
Travellers Cos., Inc.                                            100      5,078
US Bancorp                                                     2,473     74,066
UnionBanCal Corp.                                              8,982    496,345
Unum Group                                                    23,038    559,823
Wachovia Corp.                                                 4,599    217,119
Washington Mutual, Inc.                                        3,284    123,249
Western Union Co.                                                745     14,863
WSFS Financial Corp.                                             572     31,586
Zions Bancorp                                                    100      7,455
                                                                     ----------
                                                                     11,239,210
                                                                     ----------
HEALTH CARE - 5.21%
Abbott Laboratories                                            4,335    219,741
Aetna, Inc.                                                    5,400    259,578
Allergan, Inc.                                                   420     24,415
Baxter International, Inc.                                       500     26,300
Beckman Coulter, Inc.                                            100      7,082
Bristol-Myers Squibb Co.                                       2,247     63,837
Cigna Corp.                                                    8,046    415,495
Eli Lilly & Co.                                                2,396    129,600
Johnson & Johnson                                             12,606    762,663
Medtronic, Inc.                                                2,670    135,289
Pfizer, Inc.                                                  56,763  1,334,498
Schering-Plough Corp.                                          4,500    128,430
UnitedHealth Group, Inc.                                       6,548    317,120
Wyeth                                                          3,630    176,127
                                                                     ----------
                                                                      4,000,175
                                                                     ----------
INFORMATION SERVICES - 4.77%
Alaska Communications Systems Group, Inc.                      2,449     35,192
Alltel Corp.                                                   5,377    354,613
AT&T, Inc.                                                    31,439  1,231,151
Centennial Communications Corp. (a)                            5,000     51,150
Dobson Communications Corp. (a)                                3,000     37,350
Sprint Nextel Corp.                                           10,461    214,764
Verizon Communications, Inc.                                  40,888  1,742,647
                                                                     ----------
                                                                      3,666,867
                                                                     ----------

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                                                                       MARKET
SECURITY                                                       SHARES  VALUE
--------                                                       ------ ---------
INTERNET - 5.16%
Akamai Technologies, Inc. (a)                                   5,000   169,800
Amazon.Com, Inc. (a)                                            6,000   471,240
Cisco Systems, Inc. (a)                                        40,857 1,181,176
eBay, Inc. (a)                                                  2,840    92,016
Getty Images, Inc. (a)                                         10,000   449,300
Google, Inc. - Class A (a)                                      2,200 1,122,000
Qwest Communications International, Inc. (a)                   24,900   212,397
VeriSign, Inc. (a)                                              1,400    41,566
Yahoo!, Inc. (a)                                                9,481   220,433
                                                                      ---------
                                                                      3,959,928
                                                                      ---------
RETAIL - 4.54%
AutoNation, Inc. (a)                                              234     4,558
Bed Bath & Beyond, Inc. (a)                                       200     6,928
Best Buy Co., Inc.                                                456    20,333
Burger King Holdings, Inc.                                     10,000   242,900
Costco Wholesale Corp.                                          2,860   171,028
Office Depot, Inc. (a)                                            100     2,496
Owens & Minor, Inc.                                            15,000   576,750
Sally Beauty Holdings, Inc. (a)                                10,000    80,300
Sears Holdings Corp. (a)                                       11,200 1,532,048
Target Corp.                                                    1,198    72,563
Wal-Mart Stores, Inc.                                          14,266   655,523
World Fuel Services Corp.                                       2,909   118,949
                                                                      ---------
                                                                      3,484,376
                                                                      ---------
TECHNOLOGY - 10.23%
ACCO Brands Corp. (a)                                          15,408   318,637
Advanced Analogic Technologies, Inc. (a)                        3,000    26,640
Agilent Technologies, Inc. (a)                                  5,105   194,756
Amkor Technology, Inc. (a)                                      4,900    60,564
Apple, Inc. (a)                                                 1,300   171,288
Broadcom Corp. - Class A (a)                                    1,950    63,980
Diebold, Inc.                                                  10,000   506,700
Electronic Data Systems Corp.                                  48,000 1,295,520
Electronics for Imaging (a)                                     5,000   131,300
Entegris, Inc. (a)                                              1,444    15,566
Gateway, Inc. (a)                                              49,700    70,574
Hewlett-Packard Co.                                            10,000   460,300
IBM Corp.                                                      13,422 1,485,144
Ikanos Communications, Inc. (a)                                 6,589    47,441
Integrated Device Technology, Inc. (a)                         10,000   162,700
Intel Corp.                                                     3,674    86,780
International Rectifier Corp. (a)                               1,000    36,710
Juniper Networks, Inc. (a)                                      1,795    53,778
Mattson Technology, Inc. (a)                                    3,000    29,880
Microsoft Corp.                                                30,146   873,933
MIPS Technologies, Inc. (a)                                     3,000    26,550
NCR Corp. (a)                                                  10,000   522,200
Seagate Technology                                              2,700    63,477
SEI Investments Co.                                             6,400   174,464
Skyworks Solutions, Inc. (a)                                    7,900    62,568
Sun Microsystems, Inc. (a)                                     43,560   222,156
Synopsys, Inc. (a)                                                630    15,410
Texas Instruments, Inc.                                        10,000   351,900
Unisys Corp. (a)                                                4,000    32,360
Veeco Instruments, Inc. (a)                                     2,500    45,750
Volterra Semiconductor Corp. (a)                                3,000    34,470
XM Satellite Radio Holdings, Inc. - Class A (a)                11,323   129,648
Zoran Corp. (a)                                                 4,600    86,710
                                                                      ---------
                                                                      7,859,854
                                                                      ---------
TRANSPORTATION - 0.01%
World Air Holdings, Inc. (a)                                      769     8,594
                                                                      ---------

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                                                                       MARKET
SECURITY                                                      SHARES   VALUE
--------                                                      ------ ----------
UTILITIES - 3.85%
AES Corp. (a)                                                  5,000     98,250
Allegheny Energy, Inc. (a)                                     7,200    376,056
American Electric Power Co., Inc.                              5,345    232,454
CMS Energy Corp.                                               4,060     65,610
Consolidated Edison, Inc.                                      8,000    349,440
Dominion Resources, Inc./VA                                    3,400    286,348
Exelon Corp.                                                   6,711    470,777
Integry Energy Group, Inc.                                    10,987    543,747
PPL Corp.                                                        186      8,768
Reliant Energy, Inc. (a)                                       4,417    113,428
TXU Corp.                                                      6,274    409,378
                                                                     ----------
                                                                      2,954,256
                                                                     ----------
TOTAL COMMON STOCK
   (COST $53,644,933)                                                64,725,555
                                                                     ----------

                                        INTEREST MATURITY    PAR       MARKET
                                          RATE     DATE     VALUE      VALUE
                                        -------- -------- ---------- ----------
US TREASURY SECURITIES - 14.48%
US Treasury Bond                         6.000%  02/15/26 $1,000,000  1,120,312
US Treasury Bond                         6.375%  08/15/27    700,000    822,172
US Treasury Bond                         6.750%  08/15/26  3,600,000  4,369,500
US Treasury Bond                         9.250%  02/15/16  1,000,000  1,313,750
US Treasury Note                         4.250%  10/31/07  3,500,000  3,493,984
                                                                     ----------
   TOTAL US TREASURY SECURITIES
     (COST $11,002,575)                                              11,119,718
                                                                     ----------

REPURCHASE AGREEMENT - 0.81%
   JPMORGAN CHASE BANK, N.A.
       Dated 07/31/07, 4.750%, principal and interest
         in the amount of $622,082 due 08/01/07,
         collaterized by US Treasury Bills, par value
         of $622,000 due 09/27/07 and 01/24/08 with a
         value of $637,729 (Cost $622,000)                  622,000     622,000
                                                                    -----------
Total Investments in Securities - 99.56%
  (Cost $65,269,508)*                                                76,467,273
Other Assets in Excess of Liabilities - 0.44%                           336,308
                                                                    -----------
Net Assets - 100.00%                                                $76,803,581
                                                                    ===========
--------
(a) Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation              $13,250,678
Gross Unrealized Depreciation               (2,052,913)
                                           -----------
Net Unrealized Appreciation (Depreciation) $11,197,765
                                           ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ISI STRATEGY FUND, INC.

By:   /s/ R. Alan Medaugh
      --------------------------
      R. Alan Medaugh, President
Date: 9/17/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Alan Medaugh
      ------------------------------
      R. Alan Medaugh, President
Date: 9/17/07

By:   /s/ Stephen V. Killorin
      ------------------------------
      Stephen V. Killorin, Treasurer
Date: 9/17/07